Consolidated Statements of Cash Flows (Parentheticals)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 18, 2023	Apr. 02, 2023	Dec. 31, 2022
Senior Secured Convertible Promissory Note [Member]
Interest rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%